INVENTORIES	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
INVENTORIES
INVENTORIES:

	December 31, 2017	January 1, 2017

Raw materials and spare parts inventories	$128,414	$119,155
Work in progress	60,743	56,397
Finished goods	756,581	779,324
	$945,738	$954,876

The amount of inventories recognized as an expense and included in cost of sales was $1,884.8 million for fiscal 2017 (2016 - $1,810.3 million), which included an expense of $18.0 million (2016 - $11.3 million) related to the write-down of inventory to net realizable value.